Summary of supplemental operating lease (Details)	Jun. 30, 2026	Dec. 31, 2025
Operating Lease Obligation
Weighted average discount rate	5.00%	5.00%
Weighted average remaining lease term (years)	3 months 29 days	9 months 29 days